Share-Based Payments - Calyxt Eqity Summary of Vesting Details (Detail) - Calyxt Inc. [member] - Stock options [member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-Average fair values of stock options granted	$ 9.09	$ 4.00	$ 1.11
Risk-free interest rate		1.96%	1.41%
Share entitlement per options	$ 1	$ 1	$ 1
Exercise price		13.29	3.59
Grant date share fair value		$ 13.29	$ 3.59
Expected volatility		25.00%	30.00%
Expected term (in years)		6 years 6 months 26 days	5 years 8 months 27 days
Vesting conditions	Service	Service	Service
Vesting period	Graded	Graded	Graded
Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.45%
Exercise price	$ 14.24
Grant date share fair value	$ 14.24
Expected volatility	40.86%
Expected term (in years)	5 years 6 months 25 days
Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.89%
Exercise price	$ 23.39
Grant date share fair value	$ 23.39
Expected volatility	57.22%
Expected term (in years)	10 years 4 days